Trade receivables	12 Months Ended
Dec. 31, 2025
Trade receivables.
Trade receivables

19.Trade receivables

	31 December	31 December
	2025	2024
Receivables from subscribers	16,091,832	15,035,358
Undue assigned contracted receivables	1,116,263	1,389,511
Accounts and notes receivable	6,337,363	5,124,258
	23,545,458	21,549,127

Trade receivables are shown net of provision for impairment amounting to TL 943,781 as at 31 December 2025 (31 December 2024: TL 814,830). Movements in provision for impairment of trade receivables and due from related parties are disclosed in Note 35. The accounts and notes receivable represent receivables from distributors and roaming receivables. The Group’s exposure to currency risk and credit risk arising from trade receivables are disclosed in Note 35.

Letters of guarantee received with respect to the accounts and notes receivable amounted to TL 5,058,910 and TL 3,303,789 at 31 December 2025 and 2024, respectively.

The undue assigned contracted receivables related to handset campaigns, which will be billed after one year amounted to TL 249,318 (31 December 2024: TL 210,343) is presented under non-current trade receivable amounted to TL 257,003 (31 December 2024: TL 429,371). The allowance for doubtful receivables allocated for long-term trade receivables amounts to TL 341 (31 December 2024: TL 308).